Note 14 - Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	December 31
	2013			2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Disposal	Net carrying amount
Intangible assets not subject to amortization:
Precious metal trading right	$1,295,740	$-	$1,295,740	$1,372,773	$-	$-	$(81,712)	$1,291,061
Intangible assets subject to amortization:
Completed technology	68,887	(21,279)	47,608	68,639	(27,187)	(41,452)	-	-
Customer relationship	1,261,297	(72,767)	1,188,530	1,256,741	(362,522)	-	-	894,219
Securities consulting license and related trademarks	5,590,273	(577,389)	5,012,884	5,570,082	(741,279)	(1,760,673)	(3,068,130)	-
	$8,216,197	$(671,435)	$7,544,762	$8,268,235	$(1,130,988)	$(1,802,125)	$(3,149,842)	$2,185,280